UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)

Institutional Class (RIVBX)

SEMI-ANNUAL REPORT

MAY 31, 2023

RIVERBRIDGE GROWTH FUND

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Expense Examples	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	COMMUNICATION SERVICES — 5.7%
27,392	Alphabet, Inc. - Class A*	$3,365,655
27,460	Alphabet, Inc. - Class C*	3,387,740
24,310	IAC/InterActiveCorp*	1,357,471
6,049	Netflix, Inc.*	2,390,746
70,123	ZoomInfo Technologies, Inc. - Class A*	1,734,142
		12,235,754
	CONSUMER DISCRETIONARY — 10.3%
63,915	Amazon.com, Inc.*	7,706,871
33,030	Five Below, Inc.*	5,698,336
42,503	Grand Canyon Education, Inc.*	4,452,614
43,393	Starbucks Corp.	4,236,892
		22,094,713
	FINANCIALS — 4.4%
15,750	S&P Global, Inc.	5,787,022
16,823	Visa, Inc. - Class A	3,718,388
		9,505,410
	HEALTH CARE — 22.0%
11,619	Align Technology, Inc.*	3,284,227
36,774	Amedisys, Inc.*	2,792,250
115,297	Certara, Inc.*	2,395,872
7,464	Charles River Laboratories International, Inc.*	1,443,388
25,520	Danaher Corp.	5,859,902
28,762	Ensign Group, Inc.	2,548,601
10,546	IDEXX Laboratories, Inc.*	4,901,464
8,834	Illumina, Inc.*	1,737,206
42,275	Neogen Corp.*	739,390
80,715	Privia Health Group, Inc.*	2,013,839
12,783	UnitedHealth Group, Inc.	6,228,389
34,057	Veeva Systems, Inc. - Class A*	5,643,245
22,735	West Pharmaceutical Services, Inc.	7,607,813
		47,195,586
	INDUSTRIALS — 21.7%
108,426	CoStar Group, Inc.*	8,609,025
122,351	Fastenal Co.	6,588,601
48,872	HEICO Corp.	7,554,634
18,855	Paycom Software, Inc.	5,281,851
11,139	Paylocity Holding Corp.*	1,924,262
102,651	RB Global, Inc.[1]	5,346,064
152,550	Rollins, Inc.	5,998,266
24,835	Verisk Analytics, Inc. - Class A	5,441,597
		46,744,300

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 33.3%
35,701	Analog Devices, Inc.	$6,343,711
15,750	ANSYS, Inc.*	5,096,543
48,324	BlackLine, Inc.*	2,516,231
38,417	Globant S.A.*,1	7,061,429
23,078	Guidewire Software, Inc.*	1,915,012
50,378	Microsoft Corp.	16,543,631
24,767	NVIDIA Corp.	9,370,347
29,446	Salesforce, Inc.*	6,577,647
10,135	ServiceNow, Inc.*	5,521,345
17,143	Tyler Technologies, Inc.*	6,805,085
40,380	Workiva, Inc. - Class A*	3,911,207
		71,662,188
	MATERIALS — 1.4%
18,033	Ecolab, Inc.	2,976,346
	TOTAL COMMON STOCKS
	(Cost $123,669,348)	212,414,297
	SHORT-TERM INVESTMENTS — 1.2%
2,478,366	Fidelity Institutional Treasury Fund 4.90%[2]	2,478,366
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,478,366)	2,478,366

	TOTAL INVESTMENTS — 100.0%
	(Cost $126,147,714)	214,892,663
	Liabilities Less Other Assets — (0.0)%	(7,839)
	NET ASSETS — 100.0%	$214,884,824

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SUMMARY OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	33.3%
Health Care	22.0%
Industrials	21.7%
Consumer Discretionary	10.3%
Communication Services	5.7%
Financials	4.4%
Materials	1.4%
Total Common Stocks	98.8%
Short-Term Investments	1.2%
Total Investments	100.0%
Liabilities less other assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $126,147,714)	$214,892,663
Receivables:
Fund shares sold	76,066
Dividends and interest	116,195
Prepaid expenses	18,924
Total Assets	215,103,848
Liabilities:
Payables:
Fund shares redeemed	9,320
Advisory fees	120,262
Shareholder servicing fees (Note 8)	14,611
Distribution fees (Note 7)	3,198
Fund accounting and administration fees	29,922
Transfer agent fees and expenses	7,291
Custody fees	3,666
Trustees' deferred compensation (Note 3)	15,756
Auditing fees	8,670
Chief Compliance Officer fees	2,028
Trustees' fees and expenses	847
Legal fees	785
Accrued other expenses	2,668
Total Liabilities	219,024

Net Assets	$214,884,824

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$145,465,707
Total distributable earnings (accumulated deficit)	69,419,117
Net Assets	$214,884,824

Investor Class:
Net assets applicable to shares outstanding	$15,255,005
Shares of beneficial interest issued and outstanding	597,092
Net asset value, offering and redemption price per share	$25.55

Institutional Class:
Net assets applicable to shares outstanding	$199,629,819
Shares of beneficial interest issued and outstanding	7,606,784
Net asset value, offering and redemption price per share	$26.24

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2023 (Unaudited)

Investment income:
Dividends (net of foreign withholdings taxes of $25,590)	$618,248
Interest	66,035
Total investment income	684,283

Expenses:
Advisory fees	775,591
Shareholder servicing fees (Note 8)	81,930
Distribution fees (Note 7)	18,495
Fund accounting and administration fees	104,152
Transfer agent fees and expenses	22,606
Custody fees	16,262
Registration fees	29,762
Legal fees	14,282
Auditing fees	9,375
Shareholder reporting fees	9,374
Chief Compliance Officer fees	7,928
Trustees' fees and expenses	7,387
Miscellaneous	3,900
Insurance fees	1,350
Total expenses	1,102,394
Advisory fees (waived) recovered	(91,142)
Net expenses	1,011,252
Net investment income (loss)	(326,969)

Realized and Unrealized Gain (Loss):
Net realized gain (loss)	(3,697,460)
Net change in unrealized appreciation/depreciation on investments	22,450,349
Net realized and unrealized gain (loss)	18,752,889

Net Increase (Decrease) in Net Assets from Operations	$18,425,920

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(326,969)	$(1,210,363)
Net realized gain (loss) on investments	(3,697,460)	(13,525,667)
Net change in unrealized appreciation/depreciation on investments	22,450,349	(60,234,555)
Net increase (decrease) in net assets resulting from operations	18,425,920	(74,970,585)

Distributions to Shareholders:
Distributions:
Investor Class	-	(1,162,240)
Institutional Class	-	(11,410,683)
Total distributions to shareholders	-	(12,572,923)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	307,150	1,831,191
Institutional Class	18,610,896	52,305,170
Reinvestment of distributions:
Investor Class	-	1,015,068
Institutional Class	-	10,639,054
Cost of shares redeemed:
Investor Class[1]	(1,412,367)	(8,014,855)
Institutional Class[2]	(29,984,546)	(69,707,678)

Net increase (decrease) in net assets from capital transactions	(12,478,867)	(11,932,050)

Total increase (decrease) in net assets	5,947,053	(99,475,558)

Net Assets:
Beginning of period	208,937,771	308,413,329
End of period	$214,884,824	$208,937,771
Capital Share Transactions:
Shares sold:
Investor Class	12,887	69,530
Institutional Class	766,578	2,020,931
Shares reinvested:
Investor Class	-	32,296
Institutional Class	-	330,714
Shares redeemed:
Investor Class	(59,646)	(305,489)
Institutional Class	(1,231,950)	(2,598,494)
Net increase (decrease) in capital share transactions	(512,131)	(450,512)

[1]	Net of redemption fee proceeds of $255 and $1,242, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[2]	Net of redemption fee proceeds of $959 and $6,171, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.41	$32.97	$30.29	$22.18	$20.55	$17.77
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.19)	(0.23)	(0.16)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	2.21	(8.00)	3.91	8.56	3.05	2.88
Net increase from payments by affiliates	-	-	-	-	0.01	-
Total from investment operations	2.14	(8.19)	3.68	8.40	2.97	2.80

Less Distributions:
From net realized gain	-	(1.37)	(1.01)	(0.31)	(1.36)	(0.02)
Total distributions	-	(1.37)	(1.01)	(0.31)	(1.36)	(0.02)

Redemption Fee Proceeds[1]	- [2]	- [2]	0.01	0.02	0.02	- [2]

Net asset value, end of period	$25.55	$23.41	$32.97	$30.29	$22.18	$20.55

Total return[3]	9.14%[4]	(25.89)%	12.43%	38.51%	16.65%[5]	15.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,255	$15,072	$27,947	$19,094	$7,072	$6,332

Ratio of expenses to average net assets:
Before fees waived/recovered	1.30%[6]	1.28%	1.25%	1.31%	1.34%	1.43%
After fees waived/recovered	1.21%[6]	1.21%	1.21%	1.21%	1.21%[7]	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.64)%[6]	(0.83)%	(0.77)%	(0.71)%	(0.59)%	(0.61)%
After fees waived/recovered	(0.55)%[6]	(0.76)%	(0.73)%	(0.61)%	(0.46)%	(0.43)%

Portfolio turnover rate	3%[4]	8%	16%	18%	15%	25%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived/recovered or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	An affiliate reimbursed the Fund $45,082 for losses from an accounting error. This reimbursement had an impact of 0.05% to the Fund's total return.

[6]	Annualized.

[7]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.02	$33.71	$30.88	$22.56	$20.85	$17.98
Income from Investment Operations:
Net investment income (loss) [1]	(0.04)	(0.13)	(0.16)	(0.09)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.26	(8.19)	4.00	8.71	3.10	2.92
Net increase from payments by affiliates	-	-	-	-	0.01	-
Total from investment operations	2.22	(8.32)	3.84	8.62	3.07	2.89

Less Distributions:
From net realized gain	-	(1.37)	(1.01)	(0.31)	(1.36)	(0.02)
Total distributions	-	(1.37)	(1.01)	(0.31)	(1.36)	(0.02)
Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]	- [2]

Net asset value, end of period	$26.24	$24.02	$33.71	$30.88	$22.56	$20.85

Total return[3]	9.24%[4]	(25.70)%	12.68%	38.80%	16.80%[5]	16.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$199,630	$193,866	$280,467	$219,223	$123,915	$91,668

Ratio of expenses to average net assets:
Before fees waived/recovered	1.05%[6]	1.03%	1.00%	1.06%	1.09%	1.18%
After fees waived/recovered	0.96%[6]	0.96%	0.96%	0.96%	0.96%[7]	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.39)%[6]	(0.58)%	(0.52)%	(0.46)%	(0.34)%	(0.36)%
After fees waived/recovered	(0.30)%[6]	(0.51)%	(0.48)%	(0.36)%	(0.21)%	(0.18)%

Portfolio turnover rate	3%[4]	8%	16%	18%	15%	25%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived/recovered or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	An affiliate reimbursed the Fund $45,082 for losses from an accounting error. This reimbursement had an impact of 0.05% to the Fund's total return.

[6]	Annualized.

[7]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

On April 23, 2021, the Board of the Trust approved and declared advisable the reorganization of the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) into the Fund. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Eco Leaders Fund to the Fund and the assumption of the liabilities of the Eco Leaders Fund by the Fund. Following the reorganization, the Fund held the assets of the Eco Leaders Fund. The reorganization was effective as of the close of business on April 30, 2021. The following tables illustrate the specifics of the Fund’s reorganization:

Class	Riverbridge Eco Leaders Fund Net Assets[1]	Shares Issued to Shareholders of Eco Leaders Fund	Riverbridge Growth Fund Net Assets	Combined Net Assets	Tax Status of Transfer
Investor	$9,550,965	299,844	$260,915,536	$270,466,501	Non-taxable
Institutional	4,109,030	126,355	22,047,047	26,156,077	Non-taxable

[1]	Includes accumulated realized gain and unrealized appreciation in the amounts of $170,408 and $3,830,130, respectively.

Assuming the reorganization had been completed on December 1, 2020, the beginning of the annual reporting period for the Fund, the pro forma results of operation (unaudited) for the fiscal year 2021 would have been as follows:

Net investment loss	$(1,494,359)
Net realized gain on investments	14,814,784
Net change in unrealized appreciation on investments	20,546,749
Net increase of net assets resulting from operations	$33,867,174

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Eco Leaders Fund and the Fund that have been included in the Fund’s Statement of Operations since April 30, 2021.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of the Fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2023, and during the open years ended November 30, 2020-2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2024, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended May 31, 2023, the Advisor waived a portion of its advisory fees totaling $91,142. The Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2023, the amount of these potentially recoverable expenses was $540,112. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2023	$162,786
2024	122,222
2025	163,962
2026	91,142
Total	$540,112

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2023 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At May 31, 2023, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$126,722,806

Gross unrealized appreciation	$99,761,184
Gross unrealized depreciation	(11,591,327)

Net unrealized appreciation (depreciation) on investments	$88,169,857

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(14,712,619)
Net unrealized appreciation (depreciation) on investments	65,719,509
Unrealized deferred compensation	(13,693)
Total accumulated earnings (deficit)	$50,993,197

As of November 30, 2022, the Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2023 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Late-Year Ordinary Losses
$1,046,631

At November 30, 2022, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$8,278,678
Long-term	5,387,310
Total	$13,665,988

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

The tax character of the distributions paid during the fiscal years ended November 30, 2022 and November 30, 2021, were as follows:

Distributions paid from:	2022	2021
Ordinary Income	$-	$-
Net long-term capital gains	12,572,923	7,810,866
Total distributions paid	$12,572,923	$7,810,866

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2023 and the year ended November 30, 2022, redemption fees were $1,214 and $7,413, respectively.

Note 6 – Investment Transactions

For the six months ended May 31, 2023, the Fund’s purchases and sales of investments, excluding short-term investments, were $6,329,198 and $18,010,712, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2023, the distribution fees incurred by the Fund’s Investor Class shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2023, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$212,414,297	$-	$-	$212,414,297
Short-Term Investments	2,478,366	-	-	2,478,366
Total Investments	$214,892,663	$-	$-	$214,892,663

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Periods End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Riverbridge Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended May 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/22	5/31/23	12/1/22 – 5/31/23*
Actual Performance	$1,000.00	$1,091.40	$6.31
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.09

Institutional Class	12/1/22	5/31/23	12/1/22 – 5/31/23*
Actual Performance	$1,000.00	$1,092.40	$5.01
Hypothetical (5% annual return before expenses)	1,000.00	1,020.15	4.83

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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RIVERBRIDGE GROWTH FUND
A series of Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
1200 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund – Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund – Institutional Class	RIVBX	46141P 404

Privacy Principles of the Riverbridge Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 447-4470.

Riverbridge Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/03/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/03/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/03/2023